Statement of Stockholders' Equity (Deficit) (Unaudited) (USD $)	Common Stock [Member]	Deficit Accumulated During The Development Stage [Member]	Total
Balance at Jul. 12, 2012
Balance, shares at Jul. 12, 2012
Net loss (income)		(1,100)	(1,100)
Balance at Sep. 30, 2012		(1,100)	(1,100)
Balance, shares at Sep. 30, 2012
Common stock issued for cash at $0.10 per share	500		500
Common stock issued for cash at $0.10 per share, shares	5,000
Common stock issued for cash at $0.50 per share	5,000		5,000
Common stock issued for cash at $0.50 per share, shares	10,000
Net loss (income)		837	837
Balance at Dec. 31, 2012	$ 5,500	$ (263)	$ 5,237
Balance, shares at Dec. 31, 2012	15,000